Leases (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessor Disclosure [Line Items]
Residual Value of Leased Asset	SFr 1,100	SFr 900
Lease income [Abstract]
Sales-type Lease, Unguaranteed Residual Asset	119	43
Direct Financing Lease, Unguaranteed Residual Asset	80	188
Interest income on sales-type lease receivables	25	19	SFr 13
Interest income on direct financing lease receivables	68	74	97
Lease income from operating leases	76	93	103
Variable lease income	1	0	3
Total lease income	170	186	216
Net Investment in Lease [Abstract]
Lease receivables, Sales-type leases	1,107	862
Impairment recognized, Sales-type leases	7	6
Total net investment, Sales-type Lease	1,219	899
Lease receivables, Direct financing leases	2,395	2,299
Impairment recognized, Direct financing leases	18	23
Total net investment, Direct financing leases	2,457	2,464
Lessor, Operating Lease, Payments, Rolling Maturity [Abstract]
Due within 1 year	46	48
Due between 1 and 2 years	43	41
Due between 2 and 3 years	42	37
Due between 3 and 4 years	40	36
Due between 4 and 5 years	37	34
Thereafter	34	63
Total	SFr 242	259
Lessor, lease options	Certain leases include i) termination options that allow lessees to terminate the leases within three months of the commencement date, with a notice period of 30 days; ii) termination options that allow the Group to terminate the lease but do not provide the lessee with the same option; iii) termination penalties; iv) options to prepay the payments for the remaining lease term; or v) options that permit the lessee to purchase the leased asset at market value or at the greater of market value and the net present value of the remaining payments.
Sales-type leases [Member]
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	SFr 467	359
Due between 1 and 2 years	263	213
Due between 2 and 3 years	179	142
Due between 3 and 4 years	113	84
Due between 4 and 5 years	62	43
Thereafter	83	66
Total	1,167	907
Future interest receivable	(60)	(45)
Lease receivables	1,107	862
Direct financing leases [Member]
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	727	755
Due between 1 and 2 years	641	620
Due between 2 and 3 years	583	514
Due between 3 and 4 years	458	402
Due between 4 and 5 years	125	125
Thereafter	31	48
Total	2,565	2,464
Future interest receivable	(170)	(165)
Lease receivables	2,395	2,299
Bank
Lessor Disclosure [Line Items]
Residual Value of Leased Asset	1,100	900
Lease income [Abstract]
Sales-type Lease, Unguaranteed Residual Asset	119	43
Direct Financing Lease, Unguaranteed Residual Asset	80	188
Interest income on sales-type lease receivables	25	19	13
Interest income on direct financing lease receivables	68	74	97
Lease income from operating leases	93	107	119
Variable lease income	1	0	3
Total lease income	187	200	SFr 232
Net Investment in Lease [Abstract]
Lease receivables, Sales-type leases	1,107	862
Impairment recognized, Sales-type leases	7	6
Total net investment, Sales-type Lease	1,219	899
Lease receivables, Direct financing leases	2,395	2,299
Impairment recognized, Direct financing leases	18	23
Total net investment, Direct financing leases	2,457	2,464
Lessor, Operating Lease, Payments, Rolling Maturity [Abstract]
Due within 1 year	61	63
Due between 1 and 2 years	59	57
Due between 2 and 3 years	59	53
Due between 3 and 4 years	56	52
Due between 4 and 5 years	54	50
Thereafter	177	217
Total	466	492
Related Party, Operating Lease	224	234
Bank | Sales-type leases [Member]
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	467	359
Due between 1 and 2 years	263	213
Due between 2 and 3 years	179	142
Due between 3 and 4 years	113	84
Due between 4 and 5 years	62	43
Thereafter	83	66
Total	1,167	907
Future interest receivable	(60)	(45)
Lease receivables	1,107	862
Bank | Direct financing leases [Member]
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	727	755
Due between 1 and 2 years	641	620
Due between 2 and 3 years	583	514
Due between 3 and 4 years	458	402
Due between 4 and 5 years	125	125
Thereafter	31	48
Total	2,565	2,464
Future interest receivable	(170)	(165)
Lease receivables	SFr 2,395	SFr 2,299